PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Disclosure of other provisions
Movements in provisions are presented below.

	At December 31, 2024	Additional provisions	Utilization	Releases	Translation differences	Reclassification and other movements	At December 31, 2025
	(€ thousand)
Warranty and recall campaigns provision	152,178	67,613	(58,753)	(22,987)	(1,255)	—	136,796
Legal proceedings and disputes	11,899	7,311	(4,951)	(796)	(387)	(155)	12,921
Environmental and other risks	42,135	19,738	(8,277)	(16,412)	(846)	(1,574)	34,764
Total provisions	206,212	94,662	(71,981)	(40,195)	(2,488)	(1,729)	184,481
The following table presents where the additional provisions to environmental and other risks recognized for the years ended December 31, 2025, 2024 and 2023 were recorded within the consolidated income statement.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	17,874	14,136	25,128
Selling, general and administrative costs	1,864	580	1,398
Total	19,738	14,716	26,526